CONTRACT COSTS, NET	6 Months Ended
Dec. 31, 2024
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 7. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥56,730,105	¥48,672,331	$6,668,083
Allowance for credit losses	(8,394,288)	(7,043,409)	(964,944)
Total contract costs, net	¥48,335,817	¥41,628,922	$5,703,139

As of December 31, 2024, total contracts costs, net amounted to ¥41.6 million ($5.7 million), of which 40.7%, or ¥16.9 million ($2.3 million) have been subsequently realized as the date of this report, and the remaining balance is expected to be utilized by December 2025.

Provision for credit losses of contract costs was ¥1,939,135 for the six months ended December 31, 2023. The net recovery of credit losses of contract costs was ¥521,268 ($71,413) for the six months ended December 31, 2024.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥2,586,155	¥8,394,288	$1,150,013
Reversal of allowance	4,532,872	(521,268)	(71,413)
Charge to cost of sales	1,275,261	(829,611)	(113,656)
Ending balance	¥8,394,288	¥7,043,409	$964,944